Income tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	₽ (1,139)	₽ (952)	₽ (532)	₽ (586)
Deferred tax assets	237	209
Deferred tax liabilities	(1,376)	(1,161)
Deferred tax benefit/(expense) recognised in PL	(243)	(420)
Deferred tax benefit/(expense) recognised in OCI	56
Intangible assets
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(558)	(606)
Deferred tax benefit/(expense) recognised in PL	48	32
Trade and other payables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	259	238
Deferred tax benefit/(expense) recognised in PL	21	(34)
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	32	25
Deferred tax benefit/(expense) recognised in PL	7	(33)
Debt instruments
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	61	(5)
Deferred tax benefit/(expense) recognised in PL	10
Deferred tax benefit/(expense) recognised in OCI	56
Tax loss carry forwards
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	27
Deferred tax benefit/(expense) recognised in PL	27
Loans issued
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(8)	10
Deferred tax benefit/(expense) recognised in PL	(18)	(46)
Lease obligations
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	134	222
Deferred tax benefit/(expense) recognised in PL	(88)	(65)
Property and equipment
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(140)	(189)
Deferred tax benefit/(expense) recognised in PL	49	72
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(865)	(680)
Deferred tax benefit/(expense) recognised in PL	(185)	(200)
Other
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(81)	33
Deferred tax benefit/(expense) recognised in PL	₽ (114)	₽ (146)